Summary of Contractual Maturities of Financial Liabilities and other contractual commitments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	$ 1,758,519	$ 1,933,993
2022 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	312,601
Thereafter [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	1,445,918
Liquidity risk [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	(209,625)
Share based compensation	27,658
Long-term debt, gross	1,758,519
Interest on long-term debt	753,325
Commitments	194,502
Total	2,943,629
Liquidity risk [Member] | 2018 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Accounts payable and accrued liabilities	(209,625)
Share based compensation	8,658
Interest on long-term debt	116,661
Commitments	17,435
Total	352,379
Liquidity risk [Member] | 2019 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Share based compensation	14,057
Interest on long-term debt	116,661
Commitments	45,077
Total	175,795
Liquidity risk [Member] | 2020 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Share based compensation	4,943
Interest on long-term debt	116,661
Commitments	80,019
Total	201,623
Liquidity risk [Member] | 2021 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	312,601
Interest on long-term debt	115,815
Commitments	24,664
Total	453,080
Liquidity risk [Member] | 2022 [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Interest on long-term debt	96,342
Commitments	5,398
Total	101,740
Liquidity risk [Member] | Thereafter [Member]
Disclosure of Nonderivative Financial Instruments [Line Items]
Long-term debt, gross	1,445,918
Interest on long-term debt	191,185
Commitments	21,909
Total	$ 1,659,012